Current and long-term debt - ABN AMRO/K-Sure credit facility (Details)	1 Months Ended
	Dec. 31, 2019 vessel	Sep. 30, 2017 USD ($) vessel tranche	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of borrowing tranches | vessel	70
Debt outstanding			$ 2,541,678,000			$ 2,415,326,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Debt outstanding			3,145,623,000			3,070,271,000
ABN AMRO / K-Sure Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of borrowing tranches | tranche		2
Deposit in debt service reserve account						500,000
ABN AMRO / K-Sure Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Debt outstanding			0			40,587,000
ABN AMRO / K-Sure Credit Facility - Commercial Tranche
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 11,500,000
ABN AMRO / K-Sure Credit Facility - K-Sure Tranche
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 43,800,000
2021 $43.6 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Debt outstanding			43,600,000
2021 $43.6 Million Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Debt outstanding			43,550,000			$ 0
2021 $43.6 Million Credit Facility | ABN AMRO / K-Sure Credit Facility
Disclosure of detailed information about borrowings [line items]
Debt outstanding			$ 43,600,000	$ 43,600,000	$ 43,600,000
STI Precision and STI Prestige | Vessels | ABN AMRO / K-Sure Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel		2